INITIAL PUBLIC OFFERING (Details)	Oct. 14, 2020 $ / shares shares
Initial Public Offering | Subsequent Events
Initial Public Offering, Disclosure [Line Items]
Units issued (in shares)	80,500,000
Units issue price (in dollars per share) | $ / shares	$ 10.00
Number of public warrants that each unit consists (in shares) | $ / shares	0.25
Initial Public Offering | Class A ordinary shares
Initial Public Offering, Disclosure [Line Items]
Number of shares called for by each public warrant (in shares)	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Initial Public Offering | Class A ordinary shares | Subsequent Events
Initial Public Offering, Disclosure [Line Items]
Number of common stocks included in each unit	1
Over-allotment option | Subsequent Events
Initial Public Offering, Disclosure [Line Items]
Units issued (in shares)	10,500,000